Financial Income (Expenses) (Parenthetical) (Detail) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)
Total Other Income Expense [Line Items]
Contractual interest and foreign currency fluctuation	[1]	R$ 4,045,667				R$ 2,745,757
Loss from revision of recoverable amount of dividends receivable		489,000	$ 126	R$ 129,000	$ 39	R$ 789,000	$ 242
Contractual Interest Rate Reduction [Member]
Total Other Income Expense [Line Items]
Contractual interest and foreign currency fluctuation		R$ 4,045,000

[1]	In 2018, contractual interest and foreign currency fluctuation result from the incurrence of R$4,045 million of Borrowings and financing expenses as a result of the settlement of many of the claims in our JR Proceedings related to the debt instruments compared to no borrowings and financing expenses during the corresponding period of 2017 due to the elimination of the borrowings and financing expenses as a result of the commencement of the JR Proceedings in June 2016.